CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
INCOME (LOSS)
Interest income	$ 202,317	$ 530,638
Loss on marketable equity securities	(44,726)	(14,126)
Foreign currency gain (loss)	(40,621)	290,266
Total INCOME (LOSS)	116,970	806,778
EXPENSES
Corporate general and administrative (Note 3)	1,213,413	1,156,848
Contingent value rights (Note 3)	32,654	0
Siembra Minera Project costs (Note 7)	377,042	1,837,862
Legal and accounting	187,132	380,362
Arbitration and settlement (Note 3)	277,486	84,102
Equipment holding costs	108,573	107,962
Total EXPENSES	2,196,300	3,567,136
Net loss before income tax	(2,079,330)	(2,760,358)
Income tax benefit (Note 10)	597,358	0
Net loss and comprehensive loss for the period	$ (1,481,972)	$ (2,760,358)
Net loss per share, basic and diluted	$ (0.01)	$ (0.03)
Weighted average common shares outstanding, basic and diluted	99,395,048	99,395,048